Recovery of Erroneously Awarded Compensation (Details)	12 Months Ended
Jun. 30, 2026
Restatement Date [Axis]: 2026-06-30
Recovery Of Err Comp Disclosure [Line Items]
Err Comp Analysis [Text Block]
Clawback Policy
The Remuneration
Committee
adopted a compensation clawback
policy in
November 2023
which applies to named
executive
officers
who
receive
“incentive
compensation”.
For
purposes
of
the
Clawback
Policy
“incentive
compensation”
means
any
compensation
that is granted,
earned,
or vested
based
wholly or
in
part
upon
the attainment
of a
financial reporting
measure,
which
are measures that
are determined and presented in accordance
with
the accounting principles used in preparing our financial
statements,
and any
measures
that are
derived
wholly
or in
part
from such
measures,
and includes
stock price
and total
shareholder
return
(each
such
measure,
a “Financial
Reporting
Measure”).
Incentive
-based
compensation
shall be deemed
to
have
been
received
during the
fiscal period
in which
the Financial
Reporting Measure
specified in
the incentive
-based compensation
award is attained,
even if such
incentive-based
compensation
is paid
or
granted
after
the
end
of
such
fiscal
period.
For
the
avoidance
of doubt,
incentive-based
compensation
does
not
include
annual
salary,
compensation
awarded
based
on
completion
of
a
specified
period
of
service,
or
compensation
awarded
based
on subjective
standards,
strategic meas
ures or operational
measures.
The policy
applies
to all incentive
-based
compensation
received by the
covered
executives
:
(i) after
beginning
service
as an
executive
officer,
(ii)
who
served
as
an
executive
officer
at
any
time
during
the
performance
period
for
such
incentive-based
compensation,
and
(iii)
during the
three completed
fiscal years
immediately
preceding a
Restate
ment
Date (as
defined
below).
In the event
of a restatement,
which for
purposes of
the Clawback
policy refers
to an accounting
restatement
due to material
noncompliance
by us with
any
financial
reporting requirement
under
the
federal
securities laws,
including
any
required
accounting
restatement
to correct an
error
in previously
issued financial
statements
that is material
to the
previously
issued financial
statements,
or that would
result in a material
misstatement
if the error were corrected in the
current period
or left uncorrected
in the
current period
(a
“Restatement”),
we are
required,
as promptly
as reasonably
possible,
to
recover
any
erroneously
awarded
compensation,
which
refers to,
with respect
to each
covered
executive in
connection
with
a Restatement,
the amount
of incentive-based
compensation
that
exceeds the
amount
of incentive-based
Compensation
that would have been received
by the covered executive
had it been determined
based on the
restated amounts,
without regard to any taxes
paid by the covered
executive
(any such amount
being hereinafter referred
to as “Erroneously
Awarded
Compensation”)
received by an executive during
the three completed
fiscal years immediately
preceding
the
Restatement
Date, which
is
considered
to
be
the
earlier
of
(i)
the
date
our
Board,
a
committee
of our
Board,
or officer(s)
are
authorized
to take such action
if Board action
is not required,
concludes,
or reasonably
should have concluded,
that we are required to
prepare a Restatement
,
or (ii) the
date a court, regulator,
or other legally
authorized
body directs us to prepare
a Restatement
(any such
date
being hereinafter
referred to as
the “Restatement
Date”).
For
incentive-based
compensation
based
on stock
price or
total
shareholder
return,
our
Board
is required
to
determine
the
amount
of Erroneously Awarded
Compensation
based on a reasonable
estimate
of the effect
of the
Restatement
on the stock
price or
total shareholder
return upon
which the incentive
-based compensation
was received and we are required
to document
such reasonable
estimate
and
provide
such
documentation
to
the
Nasdaq.
Subsequent
changes
in
an
executive’s
employment
status,
including
retirement
or termination
of employment,
does not
affect
our rights
to recover
incentive-based
compensation
under the
policy.
Our
Board
is
required
to
determine,
in
its
sole
discretion,
the
method
of recovering
any
incentive-based
compensation
pursuant
to the
policy. Such
methods
may include, but are not limited to: (i)
direct recovery by reimbursement
,
(ii) set-off against
future compensation
,
(iii)
forfeiture
of
equity
awards
,
(iv)
set-off
or
cancelation
against
planned
future
awards
,
(v)
forfeiture
of
deferred
compensation
(subject to compliance
with the Internal Revenue
Code and related
regulations),
and/or
(vi) any other recovery action approved
by our
Board
and
permitted
under applicable
law.
We
are
not
permitted
to
indemnify
any
current
or
former
executive
officer
against
the
loss
of
Erroneously
Awarded
Compensation,
and
will not
pay,
or reimburse
any
executive
officer(s),
for any
insurance
policy
to
fund
such executive’s
potential
recovery ob
ligations.
The Clawback
Policy is attached
as an exhibit to our Annual Report on Form 10-K
filed with the
SEC on September
9, 2026.